Equipment and Other Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equipment and Other Fixed Assets
Schedule of equipment and other fixed assets

	March 31,	December 31,
	2020	2019
Patient medical equipment	$132,311,790	$112,070,831
Vehicles	6,916,895	4,461,041
Other	18,456,871	15,474,589
	157,685,556	132,006,461
Less accumulated depreciation	(70,384,632)	(68,447,381)
	$87,300,924	$63,559,080

	2019	2018
Patient medical equipment	$112,070,831	$123,881,314
Vehicles	4,461,041	3,903,819
Other	15,474,589	12,704,131
	132,006,461	140,489,264
Less accumulated depreciation	(68,447,381)	(78,887,914)
	$63,559,080	$61,601,350